As filed with the U.S. Securities and Exchange Commission on December 13, 2024
Securities Act File No. 333-198603
Investment Company Act File No. 811-22995
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 83	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 84	[X]
(Check appropriate box or boxes.)

TRIMTABS ETF TRUST
(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas
33rd Floor
New York, NY 10105
(Address of Principal Executive Office)

Registrant’s Telephone Number:
212-217-2470

Name and Address of Agent for Service:	With copies to:
Stellar Corporate Services LLC	Fabio Battaglia, Esq.
3500 South Dupont Highway	Joel D. Corriero, Esq.
Dover, County of Kent, Delaware 19901	Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on January 15, 2025 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on [Date] pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment relates only to the FCF US Small Cap ETF series of the Registrant. No information relating to the other series of the Registrant is amended or superseded hereby.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment
Post-Effective Amendment No. 75 (the “Amendment”) relating to the FCF US Small Cap ETF was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 (the “Securities Act”) on April 19, 2024, and pursuant to Rule 485(a)(2) would have become effective on December 16, 2024.
This Post-Effective Amendment No. 83 (“PEA 83”) is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act for the sole purpose of designating January 15, 2025, as the new date upon which the Amendment shall become effective.
This PEA 83 incorporates by reference the information contained in Parts A and B of PEA 75.

TRIMTABS ETF TRUST

PART C
OTHER INFORMATION

Item 28. Exhibits.

(a)	Articles of Incorporation.

	(i)	Amended and Restated Certificate of Trust. (Incorporated by reference to Registrant’s registration statement filed on September 5, 2014).

	(ii)	Trust Instrument. (Incorporated by reference to Registrant’s registration statement filed on September 5, 2014).

(b)	By-laws.

	(i)	By-laws. (Incorporated by reference to Registrant’s registration statement filed on September 5, 2014).

(c)	Instruments Defining Rights of Security Holders.

	(i)	Trust Instrument, Articles IV, V, and VI, and By-Laws, Articles V, VI, VII and VIII.

(d)	Investment Advisory Contracts.

(i)
Investment Advisory Agreement between Registrant and FCF Advisors LLC (formerly known as TrimTabs Asset Management, LLC) ("FCF Advisors") dated June 2, 2015 (Incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed November 16, 2020).

	(ii)	Amended Appendix A to the Investment Advisory Agreement between Registrant and FCF Advisors (Incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed November 16, 2020).

(iii)
Form of Sub-Advisory Agreement by and between FCF Advisors and Donoghue Forlines, LLC, with respect to the Donoghue Forlines Innovation ETF (formerly known as TrimTabs Donoghue Forlines Risk Managed Innovation ETF) and Donoghue Forlines Tactical High Yield ETF (formerly known as TrimTabs Donoghue Forlines Tactical High Yield ETF) (Incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed November 16, 2020).

(iv)
Amendment to the Sub-Advisory Agreement by and between FCF Advisors and Donoghue Forlines, LLC, with respect to the Donoghue Forlines Innovation ETF (formerly known as TrimTabs Donoghue Forlines Risk Managed Innovation ETF) and Donoghue Forlines Tactical High Yield ETF (formerly known as TrimTabs Donoghue Forlines Tactical High Yield ETF)dated April 13, 2021(Incorporated by reference to Registrant's Post-Effective Amendment No. 70 filed November 22, 2023).

(v)
Sub-Advisory Agreement by and between FCF Advisors and Donoghue Forlines, LLC, with respect to the Donoghue Forlines Yield Enhanced Yield Enhanced Real Asset ETF dated November 29, 2021 (Incorporated by reference to Registrant's Post-Effective Amendment No. 70 filed November 22, 2023).

	(vi)	Form of Investment Advisory Agreement between Registrant and FCF Advisors LLC (Incorporated by reference to Registrant's Post-Effective Amendment No. 82 filed November 26, 2024).

(vii)
Form of Sub-Advisory Agreement by and between FCF Advisors and Donoghue Forlines, LLC, with respect to the Donoghue Forlines Innovation ETF and Donoghue Forlines Tactical High Yield ETF (Incorporated by reference to Registrant's Post-Effective Amendment No. 82 filed November 26, 2024).

(viii)
Form of Sub-Advisory Agreement by and between FCF Advisors and Donoghue Forlines, LLC, with respect to the Donoghue Forlines Yield Enhanced Real Asset ETF (Incorporated by reference to Registrant's Post-Effective Amendment No. 82 filed November 26, 2024).

(e)	Underwriting Contracts.

	(i)	Distribution Agreement between Registrant and Quasar Distributors, LLC dated March 31, 2020 (Incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed November 16, 2020).

	(ii)	Form of First Amendment to Distribution Agreement (Incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed November 16, 2020).

	(iii)	Form of Authorized Participant Agreement. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 filed September 20, 2016).

	(iv)	Annex I to the Authorized Participant Agreement. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 filed June 20, 2017).

(f)	Bonus, profit sharing or pension plans. (Not applicable).

(g)	Custodian Agreements.

	(i)	Custody Agreement between Registrant and U.S. Bank, N.A. dated September 27, 2016 (Incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed November 16, 2020).

	(ii)	First Amendment dated June 5, 2017 between Registrant and U.S. Bank (Incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed November 16, 2020).

(iii)
First Amendment dated October 1, 2019 to the Custody Agreement between Registrant and U.S. Bank National Association (Incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed November 16, 2020).

(iv)
Second Amendment dated October 14, 2020 to the Custody Agreement between Registrant and U.S. Bank National Association (Incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed November 16, 2020).

(h)	Other Material Contracts.

(i)
Amended and Restated Transfer Agent Servicing Agreement dated June 29, 2018 between Registrant and U.S. Bancorp Fund Services, LLC (Incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed November 16, 2020).

	(ii)	First Amendment dated October 1, 2019 to Amended and Restated Transfer Agent Agreement (Incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed November 16, 2020).

	(iii)	Second Amendment dated October 14, 2020 to Amended and Restated Transfer Agent Agreement (Incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed November 16, 2020).

(iv)
Amended and Restated Fund Administration Servicing Agreement dated June 29, 2018 between Registrant U.S. Bancorp Fund Services, LLC (Incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed November 16, 2020).

(v)
First Amendment dated October 1, 2019 to Amended and Restated Fund Administration Servicing Agreement October 1, 2019 to Fund Administration Servicing Agreement (Incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed November 16, 2020).

(vi)
Second Amendment dated October 14, 2020 to Amended and Restated Fund Administration Servicing Agreement dated October 14, 2020 (Incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed November 16, 2020).

(vii)	Amended and Restated Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated June 29, 2018 (Incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed November 16, 2020).

	(viii)	First Amendment dated October 1, 2019 to Amended and Restated Fund Accounting Servicing Agreement (Incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed November 16, 2020).

	(ix)	Second Amendment dated October 14, 2020 to Amended and Restated Fund Accounting Servicing Agreement (Incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed November 16, 2020).

(i)	Opinion and Consent of Counsel. (None)

(j)	Other Opinions.

	(i)	Consent of Independent Registered Public Accounting Firm. – (Not applicable)

(k)	Financial Statements Omitted from Prospectus. (None)

(l)	Initial Capital Agreements

	(i)	Letter of Investment Intent. (Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed December 16, 2014).

(m)	Plan Pursuant to Rule 12b-1 under the 1940 Act.

	(i)	Distribution and Service Plan Pursuant to Rule 12b-1 with respect to shares of the Registrant. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 filed June 20, 2017).

	(ii)	Amendment to Schedule A of the Plan Pursuant to Rule 12b-1 with Respect to shares of the Registrant (Incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed November 16, 2020).

(n)	Plan Pursuant to Rule 18f-3 under the 1940 Act. (Not applicable)

(o)	Reserved.

(p)	Codes of Ethics

	(i)	Form of Code of Ethics of Registrant. (Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed December 16, 2014).

	(ii)	Code of Ethics of FCF Advisors (Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed December 16, 2014).

	(iii)	Code of Ethics of Quasar Distributors, LLC. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 filed September 20, 2016).

	(iv)	Code of Ethics of Donoghue Forlines LLC (Incorporated by reference to Registrant's Post-Effective Amendment No. 44 filed November 16, 2020).

(q)	Powers of Attorney

	(i)	Power of Attorney for Stephen J. Posner, dated December 12, 2024 – Filed herewith.

	(ii)	Power of Attorney for David A. Kelly, dated December 12, 2024 – Filed herewith.

	(iii)	Power of Attorney for Jay Jackson, dated December 12, 2024 – Filed herewith.

Item 30. Indemnification.

The Registrant is organized as a Delaware statutory trust and is operated pursuant to a Trust Instrument dated as of April 2, 2014 (the “Trust Instrument”), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended. The Registrant’s Trust Instrument provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity.

In particular, Article IX, Sections 1 and 2 of the Registrant’s Trust Instrument provide as follows:

Section 1. INDEMNIFICATION.

(a)	Subject to the exceptions and limitations contained in subsection (b) below:

(i)
every person who is, or has been, a Trustee or an officer, employee or agent of the Trust, including persons who act at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof.

(ii)
as used herein, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (whether civil, criminal or administrative proceedings, regulatory investigations, or other proceedings, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, counsel fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Covered Person:

(i)
who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust, a Series or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust or the applicable Series; or

(ii)
in the event of a settlement, if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust or the applicable Series nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)
The rights of indemnification herein provided may be insured against by policies maintained by the Trust or the applicable Series, as the case may be, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person. Nothing contained herein shall affect any rights to indemnification to which Trust or Series personnel other than Covered Persons may be entitled by contract or otherwise under law.

(d)
To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Section; provided, however, that any such advancement will be made in accordance with any conditions required by the Commission.

(e)
Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such, repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Section 2. INDEMNIFICATION OF SHAREHOLDERS. If any Shareholder or former Shareholder of any Series is held personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or, in the case of any entity, its general successor) shall be entitled out of the Assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by such Shareholder or former Shareholder, assume the defense of any claim made against him or her for any act or obligation of the Series and satisfy any judgment thereon or expenses related thereto from the Assets belonging to the Series.

Section 9 of the Investment Advisory Agreement between the Registrant and FCF Advisors provides:

(a)
Adviser will give the Trust the benefit of the Adviser’s best judgment and efforts in rendering its services to the Trust. Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by any Fund, the Trust or any of its shareholders, in connection with the matters to which this Agreement relates, except to the extent that such a loss results from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, director, employee, or agent of Adviser, who may be or become an officer, Trustee, employee or agent of the Trust shall be deemed, when rendering services to any Fund or the Trust or acting with respect to any business of such Fund or the Trust, to be rendering such service to or acting solely for the Fund or the Trust and not as an officer, director, employee, or agent or one under the control or direction of Adviser even though paid by it.

(b)
Adviser is expressly put on notice of, and hereby acknowledges and agrees to, the limitation of shareholder liability as set forth in the Trust Instrument of the Trust and agrees that the obligations assumed by the Trust under this contract shall be limited in all cases to the Trust and its assets. Adviser shall not seek satisfaction of any such obligation from the shareholders or any shareholder of the Trust, nor shall Adviser seek satisfaction of any such obligation from the Trustees or any individual Trustee of the Trust. Adviser understands that the rights and obligations of each series of shares of the Trust under the Trust Instrument are separate and distinct from those of any and all other series.

(c)
Neither party shall be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser’s employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

(d)	Neither party to this Agreement shall be liable to the other party for consequential damages under any provision of this Agreement.

The Distribution Agreement between the Registrant and Quasar Distributors, LLC provides:

Article 7: Indemnification of Distributor. The Trust agrees to indemnify, defend and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees and disbursements incurred in connection therewith), (i) arising by reason of any person acquiring any Shares or Creation Units, based upon the ground that the registration statement, prospectus, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading or (ii) any breach of any representation, warranty or covenant made by the Trust in this Agreement. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor.

In no case (i) is the indemnity of the Trust to be deemed to protect the Distributor against any liability to the Trust or its Shareholders to which the Distributor or such person otherwise would be subject by reason of willful misfeasance, bad faith or negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement, or (ii)is the Trust to be liable to the Distributor under the indemnity agreement contained in this Article 7 with respect to any claim made against the Distributor or any person indemnified unless the Distributor or other person shall have notified the Trust in writing of the claim within a reasonable time after the summons or other first written notification giving information of the nature of the claim shall have been served upon the Distributor or such other person (or after the Distributor or the person shall have received notice of service on any designated agent). However, failure to notify the Trust of any claim shall not relieve the Trust from any liability which it may have to the Distributor or any person against whom such action is brought otherwise than on account of its indemnity agreement contained in this paragraph.

The Trust shall be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any claims subject to this indemnity provision. If the Trust elects to assume the defense of any such claim, the defense shall be conducted by counsel chosen by the Trust and satisfactory to the indemnified defendants in the suit whose approval shall not be unreasonably withheld. In the event that the Trust elects to assume the defense of any suit and retain legal counsel, the indemnified defendants shall bear the fees and expenses of any additional legal counsel retained by them. If the Trust does not elect to assume the defense of a suit, it will reimburse the indemnified defendants for the reasonable fees and expenses of any legal counsel retained by the indemnified defendants.

The Trust agrees to notify the Distributor promptly of the commencement of any litigation or proceedings against it or any of its officers or Trustees in connection with the issuance or sale of any of its Shares or Creation Units.

Article 8: Indemnification of Trust. The Distributor covenants and agrees that it will indemnify and hold harmless the Trust and each of its Trustees, officers, employees and each person, if any, who controls the Trust within the meaning of Section 15 of the 1933 Act, against any loss, liability, damages, claim or expense (including the reasonable cost of investigating or defending any alleged loss, liability, damages, claim or expense and reasonable counsel fees incurred in connection therewith) based upon the 1933 Act or any other statute or common law and arising by reason of any person acquiring any Shares or Creation Units, and alleging a wrongful act of the Distributor or any of its employees or alleging that the registration statement, prospectus, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading, insofar as the statement or omission was made in reliance upon and in conformity with information furnished to the Trust by or on behalf of the Distributor.

Without limiting the generality of the foregoing, Distributor shall indemnify and hold the Trust harmless from and against any and all actual losses, expenses, and liabilities (including reasonable attorneys' fees) that the Trust may sustain or incur arising out of any breach of this Agreement.

In no case (i) is the indemnity of the Distributor in favor of the Trust or any other person indemnified to be deemed to protect the Trust or any other person against any liability to which the Trust or such other person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement, or (ii) is the Distributor to be liable under its indemnity agreement contained in this paragraph with respect to any claim made against the Trust or any person indemnified unless the Trust or person, as the case may be, shall have notified the Distributor in writing of the claim within a reasonable time after the summons or other first written notification giving information of the nature of the claim shall have been served upon the Trust or upon any person (or after the Trust or such person shall have received notice of service on any designated agent). However, failure to notify the Distributor of any claim shall not relieve the Distributor from any liability which it may have to the Trust or any person against whom the action is brought otherwise than on account of its indemnity agreement contained in this paragraph.

The Distributor shall be entitled to participate, at its own expense, in the defense or, if it so elects, to assume the defense of any suit brought to enforce the claim, but if the Distributor elects to assume the defense, the defense shall be conducted by legal counsel chosen by the Distributor and satisfactory to the indemnified defendants whose approval shall not be unreasonably withheld. In the event that the Distributor elects to assume the defense of any suit and retain counsel, the defendants in the suit shall bear the fees and expenses of any additional legal counsel retained by them. If the Distributor does not elect to assume the defense of any suit, it will reimburse the indemnified defendants in the suit for the reasonable fees and expenses of any counsel retained by them.

The Distributor agrees to notify the Trust promptly of the commencement of any litigation, regulatory action (including an investigation) or proceedings against it or any of its officers in connection with the issue and sale of any of the Trust’s’ Shares or Creation Units.

Item 31. Business and Other Connections of the Investment Advisor.

Reference is made to the caption “Fund Management” in the Prospectus constituting Part A that is included in this Registration Statement and “Management of the Fund” in the Statement of Additional Information constituting Part B that is included in this Registration Statement.

The information as to the directors and executive officers of FCF Advisors is set forth in FCF Advisors' Form ADV filed with the Securities and Exchange Commission (SEC File No. 801-72450), and is incorporated herein by reference.

The information as to the directors and executive officers of Donoghue Forlines LLC is set forth in Donoghue Forlines LLC's Form ADV filed with the Securities and Exchange Commission (SEC File No. 801-108564), and is incorporated herein by reference.

Item 32. Principal Underwriter.

(a)	Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.Advisor Managed Portfolios
2.Capital Advisors Growth Fund, Series of Advisors Series Trust
3.Chase Growth Fund, Series of Advisors Series Trust
4.Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
5.Edgar Lomax Value Fund, Series of Advisors Series Trust
6.First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
7.First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
8.Huber Large Cap Value Fund, Series of Advisors Series Trust
9.Huber Mid Cap Value Fund, Series of Advisors Series Trust
10.Huber Select Large Cap Value Fund, Series of Advisors Series Trust
11.Huber Small Cap Value Fund, Series of Advisors Series Trust
12.Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
13.Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
14.Medalist Partners Short Duration Fund, Series of Advisors Series Trust
15.O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
16.PIA BBB Bond Fund, Series of Advisors Series Trust
17.PIA High Yield (MACS) Fund, Series of Advisors Series Trust
18.PIA High Yield Fund, Series of Advisors Series Trust
19.PIA MBS Bond Fund, Series of Advisors Series Trust
20.PIA Short-Term Securities Fund, Series of Advisors Series Trust
21.Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
22.Poplar Forest Partners Fund, Series of Advisors Series Trust
23.Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
24.Pzena International Small Cap Value Fund, Series of Advisors Series Trust
25.Pzena International Value Fund, Series of Advisors Series Trust
26.Pzena Mid Cap Value Fund, Series of Advisors Series Trust
27.Pzena Small Cap Value Fund, Series of Advisors Series Trust
28.Reverb ETF, Series of Advisors Series Trust
29.Scharf Fund, Series of Advisors Series Trust
30.Scharf Global Opportunity Fund, Series of Advisors Series Trust
31.Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
32.Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
33.Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
34.VegTech Plant-based Innovation & Climate ETF, Series of Advisors Series Trust
35.The Aegis Funds
36.Allied Asset Advisors Funds
37.Angel Oak Funds Trust
38.Angel Oak Strategic Credit Fund
39.Brookfield Infrastructure Income Fund Inc.
40.Brookfield Investment Funds
41.Buffalo Funds
42.DoubleLine Funds Trust
43.EA Series Trust (f/k/a Alpha Architect ETF Trust)
44.Ecofin Tax-Advantaged Social Impact Fund, Inc.
45.AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
46.AAM Brentview Dividend Growth ETF, Series of ETF Series Solutions
47.AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
48.AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions
49.AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
50.AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions

51.AAM Sawgrass U.S. Large Cap Quality Growth ETF, Series of ETF Series Solutions
52.AAM Sawgrass U.S. Small Cap Quality Growth ETF, Series of ETF Series Solutions
53.AAM Transformers ETF, Series of ETF Series Solutions
54.AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
55.Aptus Collared Investment Opportunity ETF, Series of ETF Series Solutions
56.Aptus Defined Risk ETF, Series of ETF Series Solutions
57.Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
58.Aptus Enhanced Yield ETF, Series of ETF Series Solutions
59.Aptus International Enhanced Yield ETF, Series of ETF Series Solutions
60.Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
61.Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
62.Blue Horizon BNE ETF, Series of ETF Series Solutions
63.BTD Capital Fund, Series of ETF Series Solutions
64.Carbon Strategy ETF, Series of ETF Series Solutions
65.ClearShares OCIO ETF, Series of ETF Series Solutions
66.ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
67.ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
68.Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
69.Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
70.Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
71.ETFB Green SRI REITs ETF, Series of ETF Series Solutions
72.Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
73.Hoya Capital Housing ETF, Series of ETF Series Solutions
74.LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
75.LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
76.LHA Market State Tactical Q ETF, Series of ETF Series Solutions
77.LHA Risk-Managed Income ETF, Series of ETF Series Solutions
78.McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
79.Nationwide Nasdaq-100 Risk-Managed Income ETF, Series of ETF Series Solutions
80.NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
81.Opus Small Cap Value ETF, Series of ETF Series Solutions
82.Range Cancer Therapeutics ETF, Series of ETF Series Solutions
83.Roundhill Acquirers Deep Value ETF, Series of ETF Series Solutions
84.The Acquirers Fund, Series of ETF Series Solutions
85.The Brinsmere Fund - Conservative ETF, Series of ETF Series Solutions
86.The Brinsmere Fund - Growth ETF, Series of ETF Series Solutions
87.U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
88.U.S. Global JETS ETF, Series of ETF Series Solutions
89.U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
90.US Vegan Climate ETF, Series of ETF Series Solutions
91.Vest 10 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
92.Vest 2 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
93.First American Funds Trust
94.FundX Investment Trust
95.The Glenmede Fund, Inc.
96.The GoodHaven Funds Trust
97.Harding, Loevner Funds, Inc.
98.Hennessy Funds Trust
99.Horizon Funds
100.Hotchkis & Wiley Funds
101.Intrepid Capital Management Funds Trust
102.Jacob Funds Inc.
103.The Jensen Quality Growth Fund Inc.
104.Kirr, Marbach Partners Funds, Inc.
105.Leuthold Funds, Inc.
106.Core Alternative ETF, Series of Listed Funds Trust

107.Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
108.Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
109.LKCM Funds
110.LoCorr Investment Trust
111.MainGate Trust
112.ATAC Rotation Fund, Series of Managed Portfolio Series
113.Coho Relative Value Equity Fund, Series of Managed Portfolio Series
114.Coho Relative Value ESG Fund, Series of Managed Portfolio Series
115.Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
116.Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series
117.Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
118.Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
119.Kensington Active Advantage Fund, Series of Managed Portfolio Series
120.Kensington Defender Fund, Series of Managed Portfolio Series
121.Kensington Dynamic Growth Fund, Series of Managed Portfolio Series
122.Kensington Hedged Premium Income ETF, Series of Managed Portfolio Series
123.Kensington Managed Income Fund, Series of Managed Portfolio Series
124.LK Balanced Fund, Series of Managed Portfolio Series
125.Muhlenkamp Fund, Series of Managed Portfolio Series
126.Nuance Concentrated Value Fund, Series of Managed Portfolio Series
127.Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
128.Olstein All Cap Value Fund, Series of Managed Portfolio Series
129.Olstein Strategic Opportunities Fund, Series of Managed Portfolio Series
130.Port Street Quality Growth Fund, Series of Managed Portfolio Series
131.Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
132.Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series
133.Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
134.Reinhart International PMV Fund, Series of Managed Portfolio Series
135.Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
136.Tortoise Energy Infrastructure and Income Fund, Series of Managed Portfolio Series
137.Tortoise Energy Infrastructure Total Return Fund, Series of Managed Portfolio Series
138.Tortoise Global Water ESG Fund, Series of Managed Portfolio Series
139.Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
140.Tremblant Global ETF, Series of Managed Portfolio Series
141.Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
142.Hood River International Opportunity Fund, Series of Manager Directed Portfolios
143.Hood River New Opportunities Fund, Series of Manager Directed Portfolios
144.Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
145.Mar Vista Strategic Growth Fund, Series of Manager Directed Portfolios
146.SanJac Alpha Core Plus Bond ETF, Series of Manager Directed Portfolios
147.SanJac Alpha Low Duration ETF, Series of Manager Directed Portfolios
148.SWP Growth & Income ETF, Series of Manager Directed Portfolios
149.Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios
150.Mason Capital Fund Trust
151.Matrix Advisors Funds Trust
152.Matrix Advisors Value Fund, Inc.
153.Monetta Trust
154.Nicholas Equity Income Fund, Inc.
155.Nicholas Fund, Inc.
156.Nicholas II, Inc.
157.Nicholas Limited Edition, Inc.
158.Oaktree Diversified Income Fund Inc.
159.Permanent Portfolio Family of Funds
160.Perritt Funds, Inc.
161.Procure ETF Trust II
162.Professionally Managed Portfolios

163.Prospector Funds, Inc.
164.Provident Mutual Funds, Inc.
165.Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
166.Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
167.Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
168.Aquarius International Fund, Series of The RBB Fund, Inc.
169.Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
170.Boston Partners Emerging Markets Dynamic Equity Fund, Series of The RBB Fund, Inc.
171.Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
172.Boston Partners Global Long/Short Fund, Series of The RBB Fund, Inc.
173.Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
174.Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
175.Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
176.Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
177.Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
178.F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
179.F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
180.F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
181.F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
182.Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
183.Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
184.Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
185.Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
186.Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
187.Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
188.Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
189.SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
190.SGI Enhanced Core ETF, Series of The RBB Fund, Inc.
191.SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.
192.SGI Global Equity Fund, Series of The RBB Fund, Inc.
193.SGI Peak Growth Fund, Series of The RBB Fund, Inc.
194.SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
195.SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
196.SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.
197.SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
198.SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
199.US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
200.US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
201.US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
202.US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
203.US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
204.US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
205.US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
206.US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
207.US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
208.US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
209.WPG Partners Select Hedged Fund, Series of The RBB Fund, Inc.
210.WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
211.WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
212.The RBB Fund Trust
213.RBC Funds Trust
214.Series Portfolios Trust
215.Thompson IM Funds, Inc.
216.TrimTabs ETF Trust
217.Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
218.Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers

219.CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers
220.CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
221.CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
222.RiverPark Strategic Income Fund, Series of Trust for Professional Managers
223.Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
224.Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
225.Jensen Quality MidCap Fund, Series of Trust for Professional Managers
226.Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
227.Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
228.USQ Core Real Estate Fund
229.Wall Street EWM Funds Trust
230.Wisconsin Capital Funds, Inc.

Item 32(b) The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	Three Canal Plaza, Suite 100, Portland, ME 04101	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Susan L. LaFond	Three Canal Plaza, Suite 100, Portland ME 04101	Vice President and Chief Compliance Officer and Treasurer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

Item 32(c) Not applicable.

Item 33. Location of Accounts and Records.
All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the addresses below.

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant, and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Adviser	FCF Advisors LLC 2101 Park Center Drive, Suite 250 Orlando, FL 32835
Donoghue Forlines LLC	Donoghue Forlines LLC One International Place, Suite 2920 Boston, MA 02110
Registrant’s Custodian	U.S. Bank, National Association 1555 North RiverCenter Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Distributor	Quasar Distributors, LLC Three Canal Plaza, Suite 100 Portland, ME 04101

Item 34. Management Services

Not applicable.

Item 35. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 13th day of December 2024.

TRIMTABS ETF TRUST

By:	/s/ Jay Jackson
Jay Jackson
President, Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to its Registration Statement has been signed below on December 13, 2024 by the following persons in the capacities indicated.

Signature	Title

/s/ Jay Jackson	President, Principal Executive Officer and Trustee
Jay Jackson

/s/ Vince (Qijun) Chen	Principal Financial Officer
Vince (Qijun) Chen

/s/ Stephen J. Posner*	Trustee
Stephen J. Posner

/s/ David A. Kelly*	Trustee
David A. Kelly

Trustee
Paul Hatch

*By:	/s/ Jay Jackson

*  Signatures affixed by Derin Cohen pursuant to powers of attorney dated December 12, 2024.

TRIMTABS ETF TRUST

EXHIBIT INDEX

Exhibit	Exhibit No.
Power of Attorney for Stephen J. Posner, dated December 12, 2024	EX-99(q)(i)
Power of Attorney for David A. Kelly, dated December 12, 2024	EX-99(q)(ii)
Power of Attorney for Jay Jackson, dated December 12, 2024	EX-99(q)(iii)